UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-01612

Exact name of registrant as specified in charter:	The Prudential Variable Contract Account-2

Address of principal executive offices:	655 Broad Street, 17th Floor
Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French
655 Broad Street, 17th Floor
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	12/31/2019

Date of reporting period:	06/30/2019

Item 1 – Reports to Stockholders

The Prudential Variable Contract Account-2

SEMIANNUAL REPORT	June 30, 2019

This report is for the information of persons participating in The Prudential Variable Contract Account-2 (VCA-2, or the “Account”). VCA-2 is a group annuity insurance product issued by The Prudential Insurance Company of America, 751 Broad Street, Newark, NJ 07102-3777, and is distributed by Prudential Investment Management Services LLC (PIMS), member SIPC, 655 Broad Street, 19th Floor, Newark, NJ 07102. Both are Prudential Financial companies.

All are Prudential Financial companies and each is solely responsible for its financial condition and contractual obligations.

The views expressed in this report and information about the Account’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of June 30, 2019, were not audited; and accordingly, no auditor’s opinion is expressed on them.

Please note that this document may include prospectus supplements that are separate from and not a part of this report.

Investors should consider the contract and VCA-2’s investment objectives, risks, charges and expenses carefully before investing. This and other important information is contained in the prospectus that can be obtained from your financial professional. You should read the prospectus carefully before investing.

Annuity contracts contain exclusions, limitations, reductions of benefits, and terms for keeping them in force. Your plan sponsor or licensed financial professional can provide you with costs and complete details. Contract guarantees are based on the claims-paying ability of the issuing company.

Information regarding how the Account voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the website of the Securities and Exchange Commission (Commission), at www.sec.gov.

The Account’s Statement of Additional Information contains additional information about the members of the Account’s Committee and is available without charge upon request by calling (800) 458-6333.

The Account will file with the Commission a complete listing of portfolio holdings as of its first and third quarter-end on Form N-PORT. Form N-PORT will be available on the Commission’s website at www.sec.gov or call (800) SEC-0330. Participants may obtain copies of Form N-PORT filings by calling (800) 458-6333.

The Prudential Variable Contract Account-2 Table of Contents	Semiannual Report	June 30, 2019

∎	LETTER TO PARTICIPANTS

∎	PRESENTATION OF PORTFOLIO HOLDINGS

∎	FINANCIAL REPORTS

Section A	Statement of Net Assets and Other Financial Statements
Section B	Financial Highlights
Section C	Notes to Financial Statements

∎	APPROVAL OF ADVISORY AGREEMENTS

The Prudential Variable Contract Account-2 Letter to Participants	June 30, 2019

∎	DEAR PARTICIPANT,

At Prudential, our primary objective is to help investors achieve and maintain long-term financial success. This Variable Contract Account-2 semiannual report outlines our efforts to achieve this goal. We hope you find it informative and useful.

Prudential has been building on a heritage of success for more than 135 years. We believe the array of our products provides a highly attractive value proposition to clients like you who are focused on financial security.

Your financial professional is the best resource to help you make the most informed investment decisions. Together, you can build a diversified investment portfolio that aligns with your long-term financial goals. Please keep in mind that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Thank you for selecting Prudential as one of your financial partners. We value your trust and appreciate the opportunity to help you achieve financial security.

Sincerely,

Stuart Parker

President,

The Prudential Variable Contract Account-2	July 31, 2019

The Prudential Variable Contract Account-2 (VCA-2) Presentation of Portfolio Holdings — unaudited	June 30, 2019

VCA-2
Ten Largest Holdings	Line of Business	(% of Net Assets	)
JPMorgan Chase & Co.	Banks	2.8%
Microsoft Corp.	Software	2.8%
Walt Disney Co. (The)	Entertainment	2.5%
Alphabet, Inc. (Class A Stock)	Interactive Media & Services	2.4%
AstraZeneca PLC, ADR	Pharmaceuticals	2.2%
Chevron Corp.	Oil, Gas & Consumable Fuels	2.2%
Amazon.com, Inc.	Internet & Direct Marketing Retail	2.0%
Mastercard, Inc. (Class A Stock)	IT Services	2.0%
Pfizer, Inc.	Pharmaceuticals	2.0%
QUALCOMM, Inc.	Semiconductors & Semiconductor Equipment	1.9%

For a complete list of holdings, please refer to the Statement of Net Assets section of this report. Holdings reflect only long-term investments. Holdings/Issues/Industries/Sectors are subject to change.

FINANCIAL STATEMENTS OF VCA-2

STATEMENT OF NET ASSETS (Unaudited)

June 30, 2019

LONG-TERM INVESTMENTS — 97.0%
COMMON STOCKS	Shares	Value
Aerospace & Defense — 3.0%
Airbus SE (France)	10,497	$1,487,773
Boeing Co. (The)	7,501	2,730,439
United Technologies Corp.	17,730	2,308,446

		6,526,658

Automobiles — 0.5%
Tesla, Inc.*	4,498	1,005,123

Banks — 9.5%
Bank of America Corp.	138,941	4,029,289
BB&T Corp.	28,751	1,412,537
Citigroup, Inc.	53,308	3,733,159
JPMorgan Chase & Co.	54,307	6,071,523
PNC Financial Services Group, Inc. (The)	18,380	2,523,206
SunTrust Banks, Inc.	22,711	1,427,386
Wells Fargo & Co.	31,409	1,486,274

		20,683,374

Beverages — 0.7%
PepsiCo, Inc.	11,288	1,480,195

Building Products — 1.1%
Johnson Controls International PLC	57,688	2,383,091

Capital Markets — 0.9%
Goldman Sachs Group, Inc. (The)	9,199	1,882,115

Chemicals — 2.2%
FMC Corp.	18,829	1,561,865
Linde PLC (United Kingdom)	16,122	3,237,298

		4,799,163

Communications Equipment — 2.2%
Cisco Systems, Inc.	67,360	3,686,613
Nokia OYJ (Finland), ADR	221,436	1,109,394

		4,796,007

Consumer Finance — 2.0%
Capital One Financial Corp.	29,849	2,708,498
SLM Corp.	168,496	1,637,781

		4,346,279

Diversified Telecommunication Services — 1.4%
Verizon Communications, Inc.	54,514	3,114,385

Electric Utilities — 3.0%
American Electric Power Co., Inc.	41,306	3,635,341
Exelon Corp.	60,327	2,892,077

		6,527,418

Electrical Equipment — 0.7%
Emerson Electric Co.	22,759	1,518,481

Energy Equipment & Services — 0.3%
Schlumberger Ltd.	15,579	619,110

Entertainment — 4.0%
Netflix, Inc.*	8,610	3,162,625
Walt Disney Co. (The)	39,071	5,455,875

		8,618,500

COMMON STOCKS (continued)	Shares	Value
Equity Real Estate Investment Trusts (REITs) — 2.5%
American Campus Communities, Inc.	32,184	$1,485,614
American Tower Corp.	11,707	2,393,496
Boston Properties, Inc.	11,330	1,461,570

		5,340,680

Food & Staples Retailing — 1.7%
Walmart, Inc.	32,911	3,636,336

Food Products — 1.9%
Conagra Brands, Inc.	41,310	1,095,541
Mondelez International, Inc. (Class A Stock)	57,750	3,112,725

		4,208,266

Health Care Equipment & Supplies — 1.6%
Intuitive Surgical, Inc.*	2,967	1,556,340
Zimmer Biomet Holdings, Inc.	16,879	1,987,333

		3,543,673

Health Care Providers & Services — 1.0%
Laboratory Corp. of America Holdings*	12,293	2,125,460

Hotels, Restaurants & Leisure — 1.0%
McDonald’s Corp.	10,248	2,128,100

Household Products — 1.6%
Procter & Gamble Co. (The)	31,289	3,430,839

Insurance — 3.0%
Brighthouse Financial, Inc.*	19,281	707,420
Chubb Ltd. (Switzerland)	22,440	3,305,188
MetLife, Inc.	49,754	2,471,281

		6,483,889

Interactive Media & Services — 4.4%
Alphabet, Inc. (Class A Stock)*	4,829	5,228,841
Facebook, Inc. (Class A Stock)*	15,762	3,042,066
Tencent Holdings Ltd. (China), ADR	29,333	1,327,612

		9,598,519

Internet & Direct Marketing Retail — 3.2%
Alibaba Group Holding Ltd. (China), ADR*	15,885	2,691,713
Amazon.com, Inc.*	2,276	4,309,902

		7,001,615

IT Services — 4.8%
Adyen NV (Netherlands), 144A*	4,012	3,099,426
Mastercard, Inc. (Class A Stock)	16,101	4,259,197
PayPal Holdings, Inc.*	27,256	3,119,722

		10,478,345

Life Sciences Tools & Services — 1.6%
Illumina, Inc.*	9,276	3,414,959

Media — 2.3%
Comcast Corp. (Class A Stock)	79,831	3,375,255
Liberty Global PLC (United Kingdom) (Class C Stock)*	60,767	1,612,148

		4,987,403

SEE NOTES TO FINANCIAL STATEMENTS.

A1

FINANCIAL STATEMENTS OF VCA-2

STATEMENT OF NET ASSETS (Unaudited)

June 30, 2019

COMMON STOCKS (continued)	Shares	Value
Multi-Utilities — 1.1%
Ameren Corp.	31,685	$2,379,860

Oil, Gas & Consumable Fuels — 6.3%
Anadarko Petroleum Corp.	10,544	743,985
Chevron Corp.	38,603	4,803,757
Noble Energy, Inc.	65,045	1,457,008
Royal Dutch Shell PLC (Netherlands) (Class A Stock), ADR	48,662	3,166,436
Suncor Energy, Inc. (Canada)	67,788	2,112,274
Williams Cos., Inc. (The)	49,366	1,384,223

		13,667,683

Pharmaceuticals — 8.1%
Allergan PLC	2,793	467,632
AstraZeneca PLC (United Kingdom), ADR	117,067	4,832,526
Bristol-Myers Squibb Co.	29,953	1,358,369
Elanco Animal Health, Inc.*	27,522	930,244
Eli Lilly & Co.	23,782	2,634,808
Merck & Co., Inc.	36,324	3,045,767
Pfizer, Inc.	97,392	4,219,021

		17,488,367

Road & Rail — 1.3%
Union Pacific Corp.	16,342	2,763,596

Semiconductors & Semiconductor Equipment — 5.0%
Broadcom, Inc.	8,709	2,506,973
NVIDIA Corp.	14,937	2,453,103
QUALCOMM, Inc.	55,056	4,188,110
Texas Instruments, Inc.	14,052	1,612,608

		10,760,794

Software — 7.7%
Adobe, Inc.*	11,361	3,347,519
Microsoft Corp.	44,815	6,003,417
PTC, Inc.*	17,844	1,601,678
salesforce.com, Inc.*	24,780	3,759,869
SAP SE (Germany), ADR	14,849	2,031,343

		16,743,826

Specialty Retail — 1.7%
Lowe’s Cos., Inc.	15,890	1,603,460
Ross Stores, Inc.	21,752	2,156,058

		3,759,518

Technology Hardware, Storage & Peripherals — 0.6%
Apple, Inc.	6,083	1,203,947

Textiles, Apparel & Luxury Goods — 3.1%
Lululemon Athletica, Inc. (Canada)*	18,490	3,332,083
NIKE, Inc. (Class B Stock)	26,032	2,185,386
Tapestry, Inc.	35,267	1,119,022

		6,636,491

TOTAL COMMON STOCKS (cost $142,272,624)		210,082,065

Shares		Value

SHORT-TERM INVESTMENT — 2.0%
AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $4,279,552)(a)	4,279,552	$4,279,552

TOTAL INVESTMENTS — 99.0% (cost $146,552,176)		214,361,617

OTHER ASSETS IN EXCESS OF LIABILITIES — 1.0%
Cash		171,695
Receivable for Securities Sold		2,308,038
Dividends and Interests Receivable		159,661
Tax Reclaim Receivable		6,665
Payable for Pending Capital Transactions		(6,259)
Payable for Securities Purchased		(405,924)

OTHER ASSETS IN EXCESS OF LIABILITIES		2,233,876

NET ASSETS — 100.0%		$216,595,493

NET ASSETS, representing:
Equity of Participants — 2,489,477 Accumulation Units at an Accumulation Unit Value of $84.7706		$211,034,583
Equity of Annuitants		4,755,077
Equity of The Prudential Insurance Company of America		805,833

		$216,595,493

*	Non-income producing security.

(a)	PGIM Investments LLC, the manager of the Account, also serves as manager of the PGIM Core Ultra Short Bond Fund.

The following abbreviations are used in the semiannual report:

144A	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in tranactions exempt from registration, typically only to qualified institutional buyers.
ADR	American Depositary Receipt

Fair Value Measurements:

Various inputs are used in determining the value of the Account’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with the Account’s Committee approved fair valuation procedures.

SEE NOTES TO FINANCIAL STATEMENTS.

A2

FINANCIAL STATEMENTS OF VCA-2

STATEMENT OF NET ASSETS (Unaudited)

June 30, 2019

The following is a summary of the inputs used as of June 30, 2019 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$5,038,885	$1,487,773	$—
Automobiles	1,005,123	—	—
Banks	20,683,374	—	—
Beverages	1,480,195	—	—
Building Products	2,383,091	—	—
Capital Markets	1,882,115	—	—
Chemicals	4,799,163	—	—
Communications Equipment	4,796,007	—	—
Consumer Finance	4,346,279	—	—
Diversified Telecommunication Services	3,114,385	—	—
Electric Utilities	6,527,418	—	—
Electrical Equipment	1,518,481	—	—
Energy Equipment & Services	619,110	—	—
Entertainment	8,618,500	—	—
Equity Real Estate Investment Trusts (REITs)	5,340,680	—	—
Food & Staples Retailing	3,636,336	—	—
Food Products	4,208,266	—	—
Health Care Equipment & Supplies	3,543,673	—	—
Health Care Providers & Services	2,125,460	—	—
Hotels, Restaurants & Leisure	2,128,100	—	—
Household Products	3,430,839	—	—
Insurance	6,483,889	—	—
Interactive Media & Services	9,598,519	—	—
Internet & Direct Marketing Retail	7,001,615	—	—
IT Services	7,378,919	3,099,426	—
Life Sciences Tools & Services	3,414,959	—	—
Media	4,987,403	—	—
Multi-Utilities	2,379,860	—	—
Oil, Gas & Consumable Fuels	13,667,683	—	—
Pharmaceuticals	17,488,367	—	—
Road & Rail	2,763,596	—	—
Semiconductors & Semiconductor Equipment	10,760,794	—	—
Software	16,743,826	—	—
Specialty Retail	3,759,518	—	—
Technology Hardware, Storage & Peripherals	1,203,947	—	—
Textiles, Apparel & Luxury Goods	6,636,491	—	—
Affiliated Mutual Fund	4,279,552	—	—

Total	$209,774,418	$4,587,199	$—

Industry Classification:

The industry classification of investments and other assets in excess of other liabilities shown as a percentage of net assets as of June 30, 2019 were as follows (unaudited):

Banks	9.5%
Pharmaceuticals	8.1
Software	7.7
Oil, Gas & Consumable Fuels	6.3
Semiconductors & Semiconductor Equipment	5.0
IT Services	4.8
Interactive Media & Services	4.4
Entertainment	4.0

Internet & Direct Marketing Retail	3.2%
Textiles, Apparel & Luxury Goods	3.1
Electric Utilities	3.0
Aerospace & Defense	3.0
Insurance	3.0
Equity Real Estate Investment Trusts (REITs)	2.5
Media	2.3
Chemicals	2.2

SEE NOTES TO FINANCIAL STATEMENTS.

A3

FINANCIAL STATEMENTS OF VCA-2

STATEMENT OF NET ASSETS (Unaudited)

June 30, 2019

Industry Classification (cont.):
Communications Equipment	2.2%
Consumer Finance	2.0
Affiliated Mutual Fund	2.0
Food Products	1.9
Specialty Retail	1.7
Food & Staples Retailing	1.7
Health Care Equipment & Supplies	1.6
Household Products	1.6
Life Sciences Tools & Services	1.6
Diversified Telecommunication Services	1.4
Road & Rail	1.3
Building Products	1.1

Multi-Utilities	1.1%
Hotels, Restaurants & Leisure	1.0
Health Care Providers & Services	1.0
Capital Markets	0.9
Electrical Equipment	0.7
Beverages	0.7
Technology Hardware, Storage & Peripherals	0.6
Automobiles	0.5
Energy Equipment & Services	0.3

99.0
Other assets in excess of liabilities	1.0

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A4

FINANCIAL STATEMENTS OF VCA-2

STATEMENT OF OPERATIONS (Unaudited)

Six Months Ended June 30, 2019

INVESTMENT INCOME
Unaffiliated Dividend Income (net of $25,260 foreign withholding tax)	$2,066,486
Affiliated Dividend Income	55,852
Total Income	2,122,338
EXPENSES
Fees Charged to Participants and Annuitants for Investment Management Services	(130,395)
Fees Charged to Participants (other than Annuitants) for Assuming Mortality and Expense Risks	(382,803)
Total Expenses	(513,198)
NET INVESTMENT INCOME	1,609,140
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net Realized Gain (Loss) on:
Investment Transactions	10,449,698
Foreign Currency Transactions	(2,178)
10,447,520
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	20,165,237
Foreign Currencies	498
20,165,735
NET GAIN ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	30,613,255
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$32,222,395

STATEMENT OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2019	Year Ended December 31, 2018
OPERATIONS
Net Investment Income	$1,609,140	$3,176,606
Net Realized Gain on Investment and Foreign Currency Transactions	10,447,520	11,782,660
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currencies	20,165,735	(30,132,488)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	32,222,395	(15,173,222)
CAPITAL TRANSACTIONS
Purchase Payments and Transfers In (18,700 and 57,645 units, respectively)	1,587,186	4,624,266
Withdrawals and Transfers Out (136,107 and 450,943 units, respectively)	(11,094,455)	(35,629,772)
Mortality and Expense Risk Charges Deducted from Annuitants’ Accounts	(8,382)	(18,303)
Variable Annuity Payments	(315,587)	(714,983)
NET DECREASE IN NET ASSETS RESULTING FROM CAPITAL TRANSACTIONS	(9,831,238)	(31,738,792)
NET INCREASE IN NET ASSETS RESULTING FROM SURPLUS TRANSFERS	5,952	6,346
TOTAL INCREASE (DECREASE) IN NET ASSETS	22,397,109	(46,905,668)
NET ASSETS
Beginning of period	194,198,384	241,104,052
End of period	$216,595,493	$194,198,384

SEE NOTES TO FINANCIAL STATEMENTS.

A5

FINANCIAL HIGHLIGHTS FOR VCA-2

INCOME AND CAPITAL CHANGES PER ACCUMULATION UNIT* (Unaudited)

(For an Accumulation Unit outstanding throughout the period)

	Six Months Ended June 30, 2019		Year Ended December 31,
			2018	2017	2016	2015	2014
Investment Income	$0.8149		$1.4886	$1.1756	$1.1021	$0.9469	$0.7348
Expenses
Investment management fee	(0.0503)		(0.1008)	(0.0883)	(0.0735)	(0.0763)	(0.0718)
Assuming mortality and expense risks	(0.1508)		(0.3021)	(0.2647)	(0.2203)	(0.2284)	(0.2151)
Net Investment Income	0.6138		1.0857	0.8266	0.8083	0.6422	0.4479
Capital Changes
Net realized and unrealized gain (loss) on investment and foreign currency transactions	11.5960		(6.8449)	13.7979	3.1300	(1.3303)	5.6719
Net Increase (Decrease) in Accumulation Unit Value	12.2098		(5.7592)	14.6205	3.9383	(0.6881)	6.1198
Accumulation Unit Value
Beginning of period	72.5608		78.3200	63.6995	59.7612	60.4493	54.3295
End of period	84.7706		72.5608	78.3200	63.6995	59.7612	60.4493
Total Return**	16.83%		(7.35)%	22.95%	6.59%	(1.14)%	11.26%
Ratio of Expenses to Average Net Assets***	0.50	%†	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of Net Investment Income to Average Net Assets***	1.53	%†	1.35%	1.16%	1.37%	1.06%	0.78%
Portfolio Turnover Rate	26	%††	36%	48%	40%	47%	70%
Number of Accumulation Units Outstanding For Participants at end of period (000’s omitted)	2,489		2,607	3,000	3,384	3,952	4,579

*	Calculated by accumulating the actual per unit amounts daily.
**

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

***	These calculations exclude PICA’s equity in VCA-2.
†	Annualized.
††	Not Annualized.

The above table does not reflect the annual administration charge, which does not affect the Accumulation Unit Value. This charge is made by reducing Participants’ Accumulation Accounts by a number of Accumulation Units equal in value to the charge.

SEE NOTES TO FINANCIAL STATEMENTS.

B1

NOTES TO FINANCIAL STATEMENTS OF

VCA-2 (Unaudited)

Note 1:	General

The Prudential Variable Contract Account-2 (“VCA-2” or the “Account”) was established on January 9, 1968 by The Prudential Insurance Company of America (“PICA”) under the laws of the State of New Jersey and is registered as an open-end, diversified management investment company under the Investment Company Act of 1940 (“1940 Act”), as amended. VCA-2 has been designed for use with retirement arrangements qualified under Section 403(b) of the Internal Revenue Code. The investment objective of the Account is long-term growth of capital.

Note 2:	Accounting Policies

The Account follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Account consistently follows such policies in the preparation of its financial statements.

Securities Valuation:    The Account holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Account’s Committee Members (the “Committee”) have adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Committee’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Account to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Committee’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Account’s foreign investments may change on days when investors cannot purchase or redeem Account shares.

Various inputs determine how the Account’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Account’s Statement of Net Assets and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 — Fair Value Measurements and Disclosures.

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and asked prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post-closing market movements up to the time the Account is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

C1

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Committee. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Illiquid Securities:    Pursuant to Rule 22e-4 under the 1940 Act, the Account has adopted a Committee approved Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Account limit its illiquid investments that are assets to no more than 15% of net assets. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Account may find it difficult to sell illiquid securities at the time considered most advantageous by its subadviser and may incur transaction costs that would not be incurred in the sale of securities that were freely marketable.

Restricted Securities:    Securities acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer are considered restricted as to disposition under federal securities law (“restricted securities”). Such restricted securities are valued pursuant to the valuation procedures noted above. Restricted securities that would otherwise be considered illiquid investments pursuant to the Account’s LRMP because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. Therefore, these Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act of 1933, may be classified higher than “illiquid” under the LRMP (i.e. “moderately liquid” or “less liquid” investments). However, the liquidity of the Account’s investments in restricted securities could be impaired if trading does not develop or declines.

Foreign Currency Translation:    The books and records of the Account are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i)  market value of investment securities, other assets and liabilities — at the current rates of exchange;

(ii)  purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Account are presented at the foreign exchange rates and market values at the close of the period, the Account does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Account does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Account’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

C2

Securities Transactions and Net Investment Income:    Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-date or for certain foreign securities, when the Account becomes aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income and realized and unrealized gain (losses) (other than administrative fees) are allocated to the Participants and PICA on a daily basis in proportion to their respective ownership in VCA-2.

Estimates:    The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Federal Income Taxes:    The operations of VCA-2 are part of, and are taxed with, the operations of PICA. Under the current provisions of the Internal Revenue Code, PICA does not expect to incur federal income taxes on earnings of VCA-2 to the extent the earnings are credited under the Contracts. As a result, the Unit Value of VCA-2 has not been reduced by federal income taxes.

Annuity Reserves:    Reserves are computed for purchased annuities using the Prudential 1950 Group Annuity Valuation (GAV) Table, adjusted, and a valuation interest rate related to the Assumed Investment Result (AIR). The valuation interest rate is equal to the AIR less 0.50% in contract charges defined in Note 3. The AIRs are selected by each Contract-holder and are described in the prospectus. Such amounts are included in Equity of Annuitants in the Statement of Net Assets.

Note 3:	Investment Management Agreement and Charges

The Account has a management agreement with PGIM Investments. Pursuant to this agreement, PGIM Investments has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PGIM Investments has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”). The subadvisory agreement provides that Jennison will furnish investment advisory services in connection with management of the Account. PGIM Investments pays for the services of Jennison.

A daily charge, at an effective annual rate of 0.125% of the current value of the Participant’s (other than Annuitants’ and PICA’s) account in VCA-2, is charged to the Account and paid to PGIM Investments for investment management services.

A daily charge, paid to PICA Investments for assuming mortality and expense risks, is calculated at an effective annual rate of 0.375% of the current value of the Participant’s (other than Annuitants’ and PICA’s) account in VCA-2.

An annual administration charge of not more than $30 annually is deducted from the accumulation account of certain Participants either at the time of withdrawal of the value of the entire Participant’s account or on the last business day of each calendar year such amounts are reflected as a withdrawal on the Statements of Changes in Net Assets. This deduction may be made from a fixed-dollar annuity contract if the Participant is enrolled under such a contract.

No sales charge is deducted from Participants’ purchase payments and/or contributions. However, PICA has reserved the right in the future to impose or deduct a maximum sales charge of 2.50% from purchase payments and/or contributions.

PICA, PGIM Investments and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 4:	Other Transactions with Affiliates

The Account may enter into certain securities purchase or sale transactions under Committee approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Such transactions are subject to ratification by the Committee. For the six months ended June 30, 2019, no such transactions were entered into by the Account.

C3

During the six months ended June 30, 2019, the Account invested in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), a portfolio of Prudential Investment Portfolios 2, registered under the 1940 Act, and managed by PGIM Investments. Through the Account’s investment in the mentioned underlying fund, PGIM Investments and/or its affiliates are paid fees or compensated for providing their services. Earnings from the Core Fund are disclosed on the Statement of Operations as “Affiliated Dividend Income”.

Note 5:	Portfolio Securities

For the six months ended June 30, 2019, the aggregate cost of purchases and the proceeds from sales of securities, excluding short-term investments, were $52,987,015 and $60,856,406, respectively.

A summary of the cost of purchases and proceeds from sales of shares of an affiliated mutual fund for the six months ended June 30, 2019, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
PGIM Core Ultra Short Bond Fund*
$6,188,145	$26,551,040	$28,459,633	$—	$—	$4,279,552	4,279,552	$55,852

*   The Account did not have any capital gain distributions during reporting period.

Note 6:	Net Increase (Decrease) In Net Assets Resulting From Surplus Transfers

The increase (decrease) in net assets resulting from surplus transfers represents the net increase to/(reductions from) PICA’s investment in the Account.

Note 7:	Participant Loans

Participant loan initiations are not permitted in VCA-2. However, participants who initiated loans in other accounts are permitted to direct loan repayments into VCA-2.

For the six months ended June 30, 2019 and year ended December 31, 2018, $0 and $0 of participant loan principal and interest have been paid to VCA-2, respectively.

Note 8:	Risks of Investing in the Account

The Account’s risks include, but are not limited to, some or all of the risks discussed below:

Equity and Equity-Related Securities Risks:    The value of a particular security could go down and you could lose money. In addition to an individual security losing value, the value of the equity markets or a sector in which the Account invests could go down. The Account’s holdings can vary significantly from broad market indexes and the performance of the Account can deviate from the performance of these indexes. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Foreign Securities Risk:    The Account’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Account may invest may have markets that are less liquid, less regulated and more volatile than US markets. The value of the Account’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability.

Market and Credit Risks:    Securities markets may be volatile and the market prices of the Account’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Account fall, the value of an investment in the Account will decline. Additionally, the Account may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Account has unsettled or open transactions defaults.

C4

Note 9:	Recent Accounting Pronouncements and Reporting Updates

In August 2018, the FASB issued Accounting Standards Update (“ASU”) No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the Account’s policy for the timing of transfers between levels. The amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Manager has evaluated the implications of certain provisions of the ASU and has determined to early adopt aspects related to the removal and modification of certain fair value measurement disclosures under the ASU effective immediately. At this time, the Manager is evaluating the implications of certain other provisions of the ASU related to new disclosure requirements and any impact on the financial statement disclosures has not yet been determined.

C5

Approval of Advisory Agreements

The VCA-2 Committee

The Committee of the Prudential Variable Contract Account-2 (“VCA-2”) (the “Committee”) consists of eleven individuals, eight of whom are not “interested persons” of VCA-2, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Committee Members”). The Committee is responsible for the oversight of VCA-2 and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Committee Members have retained independent legal counsel to assist them in connection with their duties. The Chair of the Committee is an Independent Committee Member. The Committee has established four standing committees: the Audit Committee, the Nominating and Governance Committee, and two Investment Committees. Each committee is chaired by, and composed of, Independent Committee Members.

Annual Approval of VCA-2’s Advisory Agreements

As required under the 1940 Act, the Committee determines annually whether to renew VCA-2’s management agreement with PGIM Investments LLC (“PGIM Investments”) and VCA-2’s subadvisory agreement with Jennison Associates LLC (“Jennison”). In considering the renewal of the agreements, the Committee, including all of the Independent Committee Members, met on May 30, 2019 and on June 11-13, 2019 and approved the renewal of the agreements through July 31, 2020, after concluding that the renewal of the agreements was in the best interests of VCA-2 and its investors.

In advance of the meetings, the Committee requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Committee considered comparative fee information from PGIM Investments and Jennison. Also, the Committee considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups, as is further discussed below.

In approving the agreements, the Committee, including the Independent Committee Members advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PGIM Investments, the subadviser and, as relevant, its affiliates, the performance of VCA-2, the profitability of PGIM Investments and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with VCA-2 and its investors as VCA-2’s assets grow. In its deliberations, the Committee did not did not identify any single factor which alone was responsible for the Committee’s decision to approve the agreements with respect to VCA-2. In connection with its deliberations, the Committee considered information provided by PGIM Investments throughout the year at regular Committee meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the meetings on May 30, 2019 and on June 11-13, 2019.

The Committee determined that the overall arrangements between VCA-2 and PGIM Investments, which serves as VCA-2’s investment manager pursuant to a management agreement, and between PGIM Investments and Jennison, which serves as VCA-2’s subadviser pursuant to the terms of a subadvisory agreement with PGIM Investments, are in the best interests of VCA-2 and its investors in light of the services performed, fees charged and such other matters as the Committee Members considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Committee’s reaching its determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Committee received and considered information regarding the nature, quality and extent of services provided to VCA-2 by PGIM Investments and Jennison. The Committee noted that Jennison is affiliated with PGIM Investments. The Committee considered the services provided by PGIM Investments, including but not limited to the oversight of the subadviser for VCA-2, as well as the provision of recordkeeping, compliance, and other services to VCA-2, and PGIM Investments’ role as administrator of VCA-2’s liquidity risk management program. With respect to PGIM Investments’ oversight of the subadviser, the Committee noted that PGIM Investments’ Strategic Investment Research Group (“SIRG”), which is a business unit of PGIM Investments, is responsible for monitoring and reporting to PGIM Investments’ senior management on the performance and operations of the subadviser. The Committee also considered that PGIM Investments pays the salaries of all of the officers and Committee Members. The Committee also considered the investment subadvisory services provided by Jennison, as well as adherence to VCA-2’s investment restrictions and compliance with applicable VCA-2 policies and procedures. The Committee considered PGIM Investments’ evaluation of the subadviser, as well as PGIM Investments’ recommendation, based on its review of the subadviser, to renew the subadvisory agreement.

The Committee considered the qualifications, backgrounds and responsibilities of PGIM Investments’ senior management responsible for the oversight of VCA-2 and Jennison, and also considered the qualifications, backgrounds and responsibilities of Jennison’s portfolio managers who are responsible for the day-to-day management of VCA-2’s portfolio. The Committee was provided with information pertaining to PGIM Investments’ and Jennison’s organizational structure, senior management, investment operations, and other relevant information pertaining to both PGIM Investments and Jennison. The Committee also noted that it received favorable compliance reports from VCA-2’s Chief Compliance Officer (“CCO”) as to both PGIM Investments and Jennison.

The Committee concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PGIM Investments and the subadvisory services provided to VCA-2 by Jennison, and that there was a reasonable basis on which to conclude that VCA-2 benefits from the services provided by PGIM Investments and Jennison under the management and subadvisory agreements.

Costs of Services and Profits Realized by PGIM Investments

The Committee was provided with information on the profitability of PGIM Investments and its affiliates in serving as VCA-2’s investment manager. The Committee discussed with PGIM Investments the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Committee recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. Taking these factors into account, the Committee concluded that the profitability of PGIM Investments and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Committee received and discussed information concerning economies of scale that PGIM Investments may realize as VCA-2’s assets grow beyond current levels. During the course of time, the Committee has considered information regarding the launch date of VCA-2, the management fees of VCA-2 compared to those of similarly managed funds and PGIM Investments’ investment in VCA-2 over time. The Committee noted that, while VCA-2 does not have breakpoints in its management fees, economies of scale can be shared with VCA-2 in other ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment. The Committee considered PGIM Investments’ assertion that it continually evaluates the management fee schedule of VCA-2 and the potential to share economies of scale through breakpoints or fee waivers as asset levels increase.

The Committee recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Committee’s understanding that most of PGIM Investments’ costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to PGIM Investments and Jennison

The Committee considered potential ancillary benefits that might be received by PGIM Investments, Jennison and their affiliates as a result of their relationship with VCA-2. The Committee concluded that potential benefits to be derived by PGIM Investments included benefits to its reputation or other intangible benefits resulting from PGIM Investments’ association with VCA-2. The Committee concluded that the potential benefits to be derived by Jennison included the ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to its reputation. The Committee concluded that the benefits derived by PGIM Investments and Jennison were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of VCA-2 / Fees and Expenses

The Committee considered certain additional factors and made related conclusions relating to the historical performance of VCA-2 for the one-, three-, five- and ten-year periods ended December 31, 2018. The Committee also considered VCA-2’s actual management fee, as well as VCA-2’s net total expense ratio, for the fiscal year ended December 31, 2018. The Committee considered the management fee for VCA-2 as compared to the management fee charged by PGIM Investments to other funds and the fee charged by other advisers to comparable mutual funds in a Peer Group. The actual management fee represents the fee rate actually paid by VCA-2 investors and includes any fee waivers or reimbursements. The net total expense ratio for VCA-2 represents the actual expense ratio incurred by VCA-2 investors.

The mutual funds included in the Peer Universe, which was used to consider performance, and the Peer Group, which was used to consider fees and expenses, were objectively determined by Broadridge, an independent provider of mutual fund data. In certain circumstances, PGIM Investments provided supplemental Peer Universe or Peer Group information for reasons addressed with the Committee. The comparisons placed VCA-2 in various quartiles over various periods, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The section below summarizes key factors considered by the Committee and the Committee’s conclusions regarding VCA-2’s performance, fees and overall expenses. The table sets forth net performance comparisons (which reflect the impact on performance of any fund expenses, or subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Committee.

Net Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	4th Quartile	4th Quartile	3rd Quartile
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Committee noted that VCA-2 underperformed its benchmark index over all periods.

•

The Board considered PGIM Investments’ assertion that VCA-2’s underperformance was primarily attributable to underperformance during the second half of 2018, when investors moved into defensive stocks not held by VCA-2. The Board also considered that, as of March 31, 2019, VCA-2 ranked in the second quartile (40th percentile) of its Peer Universe over the trailing three-year period.

•

The Board also considered that, when it evaluated performance in the prior year, as of December 31, 2017, when VCA-2’s investment style was more favored in the market, VCA-2 outperformed its benchmark index and ranked in the first quartile of its Peer Universe for the one-year period.

•	The Committee concluded that, in light of the above, it would be in the best interests of VCA-2 and its investors to renew the agreements.

•	The Committee concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

*    *    *

After full consideration of these factors, the Committee concluded that the approval of the agreements was in the best interests of VCA-2 and its investors.

The toll-free number shown below can be used to make transfers and reallocations, review how your premiums are being allocated, and receive current investment option values in your contract. Unit values for each investment option are available to all participants from the toll-free number. Please be sure to have your contract number available when you call.

(800) 458-6333

The Prudential Insurance Company of America

751 Broad Street

Newark, NJ 07102-3714

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©2019 Prudential Financial, Inc. and its related entities. PGIM Investments, the Prudential logo, the Rock symbol, and Bring Your Challenges are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

LT.RS.001

Item 2 –	Code of Ethics – Not required, as this is not an annual filing.

Item 3 –	Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 –	Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 –	Audit Committee of Listed Registrants – Not applicable.

Item 6 –	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 –	Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 –	Controls and Procedures

(a)  It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)  There has been no significant change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Controls and Procedures - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not applicable.

Item 13 –	Exhibits

(a) (1) Code of Ethics – Not required, as this is not an annual filing.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3) Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	The Prudential Variable Contract Account-2

By:	/s/ Andrew R. French
Andrew R. French
Secretary

Date:	August 28, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	August 28, 2019

By:	/s/ Christian J. Kelly
Christian J. Kelly
Treasurer and Principal Financial and Accounting Officer

Date:	August 28, 2019